Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
U.K. R&D tax credit	$ 1,527	$ 1,230
Prepaid tax	225	1,373
Insurance	1,044	1,702
Prepaid manufacturing costs	467	456
Prepaid transition services (note 3)	2,036
Other current assets	3,155	1,474
Prepaid expenses and other current assets	$ 8,454	$ 6,235